Leases	9 Months Ended
Sep. 30, 2019
Leases
Leases

7. Leases

The Group leases various offices, factories and other assets. Lease contracts are typically within a period of 1 to 5 years.

Leases consisted of the following:

September 30, 2019
(in US$’000)
Right-of-use assets
Offices (note (a))	5,938
Factories	177
Others (note (b))	451
Total right-of-use assets	6,566
Lease liabilities—current	3,497
Lease liabilities—non-current	3,500
Total lease liabilities	6,997

Notes:

(a)

Includes (i) US$0.9 million right-of-use asset for offices in the United States of America that is leased through July 2024 in which the contract has an option to renew the lease up to an additional 3 years; and (ii) US$1.1 million right-of-use asset for corporate offices in Hong Kong that is leased through May 2021 in which the contract has a termination option with 3 months advance notice. The renewal and termination options were not recognized as part of the right-of-use assets and lease liabilities.

(b)	Includes US$0.3 million right-of-use asset for retail space in the United Kingdom that is leased through May 2022 which the Group has subleased through May 2022.

Lease activities are summarized as follows:

Nine Months Ended
September 30, 2019
(in US$’000)
Lease expenses:
Short-term leases with lease terms equal or less than 12 months	173
Leases with lease terms greater than 12 months	2,421
2,594
Sublease rental income	61
Cash paid on lease liabilities	2,701
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	3,197

The weighted average remaining lease term and the weighted average discount rate as at September 30, 2019 was 2.93 years and 4.11% respectively.

Future lease payments are as follows:

September 30, 2019
(in US$’000)
Lease payments:
Not later than 1 year	3,714
Between 1 to 2 years	1,550
Between 2 to 3 years	925
Between 3 to 4 years	789
Between 4 to 5 years	463
Total lease payments (note)	7,441
Less: Discount factor	(444)
Total lease liabilities	6,997

Note: Excludes future lease payments on lease not commenced as at September 30, 2019 in the aggregate amount of US$1.1 million.